Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (96.0%)
Aerospace & Defense (1.1%)
$200	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B-, B3)	02/01/29	7.500	$203,900
1,010	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	903,749
500	TransDigm, Inc., Global Company Guaranteed Notes (Callable 05/01/23 @ 101.88)	(B-, B3)	03/15/27	7.500	499,257

					1,606,906

Air Transportation (0.8%)
400	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 103.94)(1),(2)	(B-, Caa1)	05/01/27	7.875	387,186
800	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, Caa1)	02/01/30	6.375	713,801

					1,100,987

Auto Parts & Equipment (1.2%)
400	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	411,604
1,005	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 104.25)(1),(2)	(B-, Caa1)	05/15/27	8.500	1,010,653
386	IHO Verwaltungs GmbH, 4.75% Cash, 5.50% PIK, Rule 144A, Senior Secured Notes (Callable 04/11/23 @ 101.58)(1),(3)	(BB-, Ba2)	09/15/26	4.750	344,045

					1,766,302

Automakers (0.6%)
200	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	165,592
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	646,515

					812,107

Brokerage (0.9%)
1,301	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,308,807

Building & Construction (2.2%)
1,340	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/17/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	1,193,537
666	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	597,096
1,374	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	1,203,707
350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	299,859

					3,294,199

Building Materials (6.3%)
1,500	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,471,618
200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	185,411
1,400	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	1,397,893
750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	712,561
2,258	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,792,711
240	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	183,959
1,847	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,563,365
1,175	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,012,116
940	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	641,976

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$450	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	$311,033

					9,272,643

Cable & Satellite TV (3.0%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/01/24	5.250	662,155
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 101.83)(1)	(B, B1)	04/15/27	5.500	42,246
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 102.69)(1)	(B, B1)	02/01/28	5.375	698,624
600	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B1)	11/15/31	4.500	433,182
400	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	394,000
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 04/11/23 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,484,000
800	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	692,772

					4,406,979

Chemicals (5.1%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/23 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	198,086
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	492,359
600	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	483,639
800	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC, Caa2)	05/15/29	5.250	585,271
900	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(2)	(BB, Ba2)	05/15/28	6.750	869,846
350	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	262,538
276	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes (1),(3),(5),(6),(7),(8),(9)	(NR, WR)	05/01/18	0.000	3,730
1,400	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	723,490
800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	669,572
1,200	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1),(2)	(B+, Ba3)	02/15/30	4.250	1,177,860
2,215	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	1,703,295
325	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B, B1)	03/01/31	7.375	326,539

					7,496,225

Consumer/Commercial/Lease Financing (1.2%)
1,950	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/17/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,745,777

Diversified Capital Goods (0.8%)
1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,182,977

Electronics (0.8%)
501	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1),(2)	(B+, B2)	12/15/29	5.000	455,284
800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	690,113

					1,145,397

Energy - Exploration & Production (2.3%)
40	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	40,376

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (continued)
$550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	$514,910
1,684	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	1,651,836
1,400	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,237,607

					3,444,729

Environmental (0.4%)
600	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	598,500

Food - Wholesale (0.5%)
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1),(2)	(B+, B3)	06/01/30	4.625	722,251

Gaming (1.6%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	295,750
800	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	773,396
231	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	216,539
412	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	361,942
828	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	724,178

					2,371,805

Gas Distribution (4.7%)
800	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	689,040
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/01/23 @ 101.63)	(B, B2)	10/01/25	6.500	412,111
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/01/23 @ 101.56)	(B, B2)	05/15/26	6.250	644,974
286	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	291,005
1,200	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,140,446
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	372,822
400	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	395,798
950	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	874,869
1,180	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,052,733
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	536,037
500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	500,285

					6,910,120

Health Facility (0.2%)
400	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	353,730

Health Services (1.9%)
1,060	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(B+, Ba3)	04/15/29	4.000	939,271
1,600	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	1,296,468
646	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	585,379

					2,821,118

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (4.9%)
$1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/23 @ 107.59)(1),(2)	(CCC+, Caa2)	08/01/26	10.125	$995,970
576	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/23 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	550,157
600	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	622,497
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,008,463
625	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	564,544
400	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(1)	(B, B1)	10/01/30	7.500	386,914
2,712	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	2,349,731
800	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	698,009

					7,176,285

Investments & Misc. Financial Services (3.0%)
1,900	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,548,853
1,400	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,233,328
800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	650,084
1,040	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 102.50)(1),(2)	(NR, Caa1)	02/01/26	5.000	776,004
200	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	151,950

					4,360,219

Machinery (4.4%)
1,425	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,268,792
1,680	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	1,491,932
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	944,845
2,238	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 102.88)(1)	(B, B3)	07/31/27	5.750	1,759,448
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 04/11/23 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	399,390
335	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	337,424
335	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	335,375

					6,537,206

Managed Care (0.3%)
505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	449,393

Media - Diversified (0.1%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	187,798

Media Content (0.5%)
800	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	728,964

Metals & Mining - Excluding Steel (4.9%)
800	Alcoa Nederland Holding B.V., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	791,112
250	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	202,633
1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,577,442

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/11/23 @ 101.72)(1)	(B+, NR)	03/01/26	6.875	$1,456,405
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 102.31)(1)	(BB-, B1)	03/01/28	4.625	356,738
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B1)	06/01/31	4.500	329,000
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	100,920
1,129	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	977,245
1,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 103.50)(1),(2)	(B-, B3)	02/15/26	7.000	1,408,035

					7,199,530

Non - Electric Utilities (0.1%)
200	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	174,995

Packaging (3.3%)
460	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(4)	(B+, Caa1)	09/01/29	3.000	373,733
400	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	411,592
200	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	206,894
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	345,000
500	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	500,452
1,200	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/11/23 @ 102.31)(1)	(CCC+, Caa2)	08/01/24	9.250	1,190,202
2,040	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,797,648

					4,825,521

Personal & Household Products (0.8%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 02/09/23 @ 100.00)(1),(5),(6),(7),(9)	(NR, NR)	03/15/25	0.000	12,656
1,600	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,186,815

					1,199,471

Pharmaceuticals (1.9%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(CCC-, Ca)	05/30/29	7.250	191,942
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(CCC-, Ca)	01/30/30	5.250	259,837
400	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(CCC+, Caa1)	06/01/28	4.875	236,360
708	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(B, Caa2)	08/15/28	3.875	346,332
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/02/23 @ 100.00)(1),(5)	(NR, WR)	10/15/24	5.875	485,586
540	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, Caa1)	10/15/28	4.750	442,671
1,000	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	824,453

					2,787,181

Real Estate Investment Trusts (0.9%)
1,271	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3u)	12/15/27	3.750	1,006,229
400	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	332,756

					1,338,985

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (4.7%)
$1,600	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	$1,426,110
2,575	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B3)	08/15/29	5.250	2,327,105
300	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 102.19)(1)	(BB, Ba3)	05/01/25	8.750	308,400
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 100.00)(1)	(B, B3)	07/31/24	4.875	1,133,869
1,915	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/23 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	1,759,479

					6,954,963

Restaurants (0.8%)
1,225	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,186,939

Software - Services (7.2%)
875	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	860,711
1,700	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,453,194
1,775	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,201,129
635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	535,703
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	826,000
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	681,875
1,807	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,719,071
2,705	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	2,129,030
1,400	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1),(2)	(B+, B1)	02/01/29	3.875	1,213,625

					10,620,338

Specialty Retail (3.4%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 04/11/23 @ 102.25)	(BB, B1)	03/01/28	4.500	36,455
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	440,027
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	179,272
200	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	175,480
68	Eagle Intermediate Global Holdings B.V. (6),(9)	(NR, WR)	05/01/25	0.000	32,420
51	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 04/11/23 @ 103.75)(1),(6),(9)	(NR, NR)	05/01/25	7.500	31,150
1,850	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 04/11/23 @ 103.75)(1)	(NR, Caa2)	05/01/25	7.500	1,167,812
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/02/23 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	890,516
400	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	335,098
400	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	337,410
600	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1),(2)	(BB-, B1)	11/15/29	4.625	503,560
1,150	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	928,548

					5,057,748

Steel Producers/Products (0.8%)
1,597	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,233,094

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (9.0%)
$582	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	$489,153
1,223	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/23 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	1,091,222
1,300	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	971,886
400	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1),(2)	(B-, Caa1)	07/01/29	4.875	362,138
2,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,975,181
2,035	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/01/23 @ 103.56)(1)	(B, B3)	07/31/26	7.125	1,983,817
1,700	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	1,455,625
515	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB-, B2)	12/15/28	3.875	451,913
325	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB+, Ba2)	03/01/29	3.500	278,297
1,000	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB-, Baa3)	12/15/29	6.000	1,014,730
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 103.56)(1)	(BB, Ba3)	06/15/25	7.125	508,750
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	513,890
1,231	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,068,949
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	541,988
700	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	599,371

					13,306,910

Tech Hardware & Equipment (3.3%)
759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/11/23 @ 101.00)(1),(2)	(CCC+, Caa1)	06/15/25	6.000	715,537
340	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/11/23 @ 101.67)(1)	(CCC+, Caa1)	03/15/27	5.000	249,016
1,350	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,277,121
1,600	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,433,152
1,320	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,166,200

					4,841,026

Telecom - Wireline Integrated & Services (3.1%)
1,856	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	1,416,527
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	150,690
200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	153,024
670	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	583,503
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/02/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,112,765
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	168,708
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/11/23 @ 102.50)(1),(10)	(BB-, Ba3)	04/15/27	5.000	580,575
400	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	340,800

					4,506,592

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (2.0%)
$1,538	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(3)	(CCC-, Caa3)	06/15/26	10.000	$976,340
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 100.00)(1)	(B, B3)	11/01/24	4.875	1,005,884
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 101.41)(1)	(B, B3)	03/15/26	5.625	678,093
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/23 @ 103.56)(1)	(B, B3)	10/15/27	4.750	300,996

					2,961,313

Transport Infrastructure/Services (1.0%)
1,400	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,457,547

TOTAL CORPORATE BONDS (Cost $157,511,203)					141,453,577

BANK LOANS (28.1%)
Advertising (1.3%)
78	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(11)	(B, B2)	09/13/24	8.590	76,767
1,912	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(11)	(B, B2)	09/13/24	8.590	1,884,505

					1,961,272

Aerospace & Defense (1.3%)
1,050	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(11)	(NR, NR)	01/31/28	13.590	971,250
298	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(11)	(B, B1)	02/15/29	8.764 – 9.033	291,795
728	Peraton Corp., LIBOR 3M + 7.750%(11)	(NR, NR)	02/01/29	12.651	709,904

					1,972,949

Auto Parts & Equipment (0.6%)
255	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(3),(11)	(NR, NR)	03/02/26	14.635	250,966
330	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(3),(11)	(NR, WR)	08/28/25	10.840	275,736
342	U.S. Farathane LLC, LIBOR 3M + 4.250%(11)	(CCC+, B2)	12/23/24	9.409	319,407

					846,109

Building Materials (0.3%)
533	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(11)	(B, B2)	08/01/28	10.452	501,158

Chemicals (1.6%)
1,448	Ascend Performance Materials Operations LLC, SOFR 3M + 4.750%(11)	(BB-, Ba3)	08/27/26	9.715	1,426,651
568	Polar U.S. Borrower LLC, SOFR 1M + 4.750%, SOFR 3M + 4.750%(11)	(B-, B3)	10/15/25	9.021	475,183
544	Zep, Inc., LIBOR 3M + 4.000%(11)	(CCC+, B3)	08/12/24	9.159	471,311

					2,373,145

Diversified Capital Goods (1.0%)
598	Dynacast International LLC, LIBOR 3M + 9.000%(11)	(CCC, Caa2)	10/22/25	13.958	456,336
1,024	Electrical Components International, Inc., PRIME + 7.500%(6),(11)	(B-, B2)	06/26/25	15.000	941,646

					1,397,982

Electronics (1.0%)
1,522	Idemia Group, LIBOR 3M + 4.500%(11)	(B, B3)	01/09/26	9.659	1,515,529

Food & Drug Retailers (0.6%)
1,000	WOOF Holdings, Inc., LIBOR 1M + 7.250%(6),(11)	(CCC, Caa2)	12/21/28	12.003	870,000

Food - Wholesale (0.2%)
283	United Natural Foods, Inc., SOFR 1M + 3.250%(11)	(BB-, B1)	10/22/25	8.172	283,905

Gas Distribution (0.7%)
998	Traverse Midstream Partners LLC, SOFR 3M + 3.750%(11)	(B+, B2)	02/16/28	8.726	984,547

Health Facility (0.2%)
541	Carestream Health, Inc., SOFR 3M + 7.500%(11)	(B-, B3)	09/30/27	12.498	322,655

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (1.3%)
$819	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(11)	(CCC-, Caa2)	12/17/29	11.590	$517,338
1,403	U.S. Radiology Specialists, Inc., LIBOR 1M + 5.250%(11)	(B-, B3)	12/15/27	10.090	1,322,076

					1,839,414

Investments & Misc. Financial Services (1.5%)
1,500	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(11)	(CCC, Caa2)	08/02/29	11.313	1,357,500
865	Deerfield Dakota Holding LLC, LIBOR 3M + 6.750%(11)	(CCC, Caa2)	04/07/28	11.909	800,840
494	Ditech Holding Corp.(5),(6),(7)	(NR, WR)	06/30/22	0.000	29,617

					2,187,957

Machinery (1.1%)
1,398	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(11)	(CCC+, Caa2)	09/06/26	11.590	1,240,959
434	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	8.340	420,254

					1,661,213

Media - Diversified (0.4%)
196	Technicolor Creative Studios(4),(6),(9),(12)	(NR, NR)	07/01/26	0.000	195,389
780	Technicolor Creative Studios(4),(5),(7)	(NR, NR)	09/15/26	0.000	433,885

					629,274

Medical Products (0.8%)
615	Femur Buyer, Inc., SOFR 3M + 5.500%(6),(11)	(CCC+, NR)	08/05/25	10.376	529,501
684	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(11)	(CCC+, B3)	07/02/25	11.090	672,080

					1,201,581

Packaging (0.0%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(8),(11)	(CC, C)	10/31/25	12.564	51,300

Personal & Household Products (1.5%)
800	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(11)	(CCC+, Caa1)	12/20/29	10.907	743,000
1,100	Serta Simmons Bedding LLC (First Out Term Loan)(5),(7)	(NR, WR)	08/10/23	0.000	1,086,391
741	Serta Simmons Bedding LLC (Second Out Term Loan)(5),(7)	(NR, WR)	08/10/23	0.000	428,765

					2,258,156

Pharmaceuticals (0.1%)
384	Akorn, Inc.(5),(7)	(NR, WR)	10/01/25	0.000	97,173

Recreation & Travel (1.9%)
763	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(11)	(CCC-, Caa3)	09/04/26	12.657	593,210
968	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(11)	(B-, B3)	09/05/25	8.657	871,939
525	Hornblower Sub LLC, LIBOR 6M + 4.500%(11)	(CCC-, Caa2)	04/27/25	9.960	316,885
773	Hornblower Sub LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/10/25	12.994	773,196
200	Hornblower Sub LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/20/25	12.994	200,000

					2,755,230

Restaurants (0.1%)
200	Tacala LLC, LIBOR 1M + 7.500%(11)	(CCC, Caa2)	02/04/28	12.340	183,376

Software - Services (7.6%)
1,194	Aston FinCo Sarl, LIBOR 1M + 4.250%(6),(11)	(B-, B3)	10/09/26	9.090	1,026,465
595	Astra Acquisition Corp., LIBOR 1M + 5.250%(11)	(B, B1)	10/25/28	10.090	516,688
600	CommerceHub, Inc., SOFR 3M + 7.000%(11)	(CCC, Caa2)	12/29/28	11.777	493,800
1,250	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	12.590	1,241,931
462	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(CCC+, B3)	06/13/24	8.325	433,216
2,011	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(11)	(CCC-, Caa3)	06/13/25	12.075	1,632,294
638	GHX Ultimate Parent Corp., LIBOR 1M + 3.250%(11)	(B, B2)	06/28/24	8.090	634,917
1,232	Hyland Software, Inc., LIBOR 1M + 3.500%(11)	(B-, B1)	07/01/24	8.340	1,221,102
280	Hyland Software, Inc., LIBOR 1M + 6.250%(11)	(CCC, Caa1)	07/07/25	11.090	268,800
1,052	Open Text Corp., SOFR 1M + 3.250%(11)	(BBB-, Ba1)	01/31/30	8.056	1,050,532
1,194	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(11)	(B, B3)	04/26/24	8.850	1,188,925
996	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(11)	(B-, B2)	02/01/29	9.076	818,307
895	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(11)	(B-, B3)	04/27/28	9.913	707,377

					11,234,354

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Support - Services (0.8%)
$400	LaserShip, Inc., LIBOR 3M + 7.500%(6),(11)	(CCC, Caa3)	05/07/29	12.659	$262,000
797	LaserShip, Inc., LIBOR 3M + 4.500%(11)	(B-, B3)	05/07/28	9.659	683,831
400	TruGreen LP, LIBOR 3M + 8.500%(6),(11)	(CCC+, Caa2)	11/02/28	13.325	270,000

					1,215,831

Telecom - Wireline Integrated & Services (1.3%)
1,250	Patagonia Holdco LLC, SOFR 3M + 5.750%(11)	(NR, B1)	08/01/29	10.473	1,041,599
875	TVC Albany, Inc., LIBOR 1M + 7.500%(8),(11)	(CCC, Caa2)	07/23/26	12.340	798,437

					1,840,036

Theaters & Entertainment (0.9%)
1,297	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B+, B3)	05/18/25	7.600	1,288,592

TOTAL BANK LOANS (Cost $45,904,229)					41,472,738

ASSET BACKED SECURITIES (7.5%)
Collateralized Debt Obligations (7.5%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(11)	(NR, Ba3)	07/20/34	12.208	571,078
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, SOFR 3M + 7.170% (1),(11)	(NR, Ba3)	04/20/35	11.809	883,109
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	377,574
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710% (1),(11)	(BB-, NR)	10/15/36	11.502	601,464
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(11)	(BB-, NR)	01/17/33	11.142	850,906
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(11)	(BB-, NR)	04/20/34	11.528	891,458
1,000	CIFC Funding Ltd., 2017-1A, Rule 144A, LIBOR 3M + 3.500% (1),(11)	(NR, Baa3)	04/23/29	8.315	967,090
1,000	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150% (1),(11)	(NR, B1)	07/15/31	10.942	860,505
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(11)	(BB-, NR)	10/20/34	11.918	886,912
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(11)	(NR, Ba1)	01/22/35	10.565	899,784
400	MP CLO III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 3.050% (1),(11)	(NR, Ba1)	10/20/30	7.858	345,530
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(11)	(BB-, NR)	10/20/32	12.038	897,432
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	862,841
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(11)	(BB-, NR)	01/20/34	12.518	856,278
400	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, LIBOR 3M + 3.600% (1),(11)	(NR, Baa3)	09/15/30	8.408	348,058

TOTAL ASSET BACKED SECURITIES (Cost $12,452,323)					11,100,019

Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
18,270	Jason Group, Inc.(7)				182,702

Chemicals (0.5%)
2,794	Project Investor Holdings LLC(6),(7),(8),(9)				28
46,574	Proppants Holdings LLC(6),(7),(8),(9)				931
10,028	UTEX Industries, Inc.(7)				638,453

					639,412

Pharmaceuticals (0.0%)
45,583	Akorn Holding Company LLC(7)				22,792

Private Placement (0.0%)
307,692	Technicolor Creative Studios SA(7),(9),(13)				40,834

Specialty Retail (0.0%)
69	Eagle Intermediate Global Holdings B.V., Class B(6),(7),(9)				1

Support - Services (0.0%)
800	LTR Holdings, Inc.(6),(7),(8),(9)				1,185

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Theaters & Entertainment (0.1%)
307,692	Vantiva SA(4),(7)	$72,404

TOTAL COMMON STOCKS (Cost $2,435,902)		959,330

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(9) (Cost $6,055)	—

SHORT-TERM INVESTMENTS (11.7%)
5,565,911	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.71%	5,565,911
11,606,475	State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(14)	11,606,475

TOTAL SHORT-TERM INVESTMENTS (Cost $17,172,386)		17,172,386

TOTAL INVESTMENTS AT VALUE (144.0%) (Cost $235,482,098)		212,158,050

LIABILITIES IN EXCESS OF OTHER ASSETS (-44.0%)		(64,808,640)

NET ASSETS (100.0%)		$147,349,410

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $147,537,271 or 100.1% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Illiquid security.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(10)	This security is denominated in British Pound.
(11)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2023. The rate may be subject to a cap and floor.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of March 31, 2023.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	473,540	USD	503,537	10/11/23	Barclays Bank PLC	$503,537	$519,462	$15,925
EUR	385,648	USD	406,327	10/11/23	Deutsche Bank AG	406,327	423,046	16,719
EUR	494,747	USD	518,118	10/11/23	Morgan Stanley	518,118	542,724	24,606
GBP	15,119	USD	17,160	10/11/23	Deutsche Bank AG	17,160	18,746	1,586

Total Unrealized Appreciation								$58,836

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2023 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	2,933,962	EUR	2,890,364	10/11/23	Deutsche Bank AG	$(2,933,962)	$(3,170,655)	$(236,693)
USD	11,838	GBP	9,647	10/11/23	Barclays Bank PLC	(11,838)	(11,961)	(123)
USD	537,061	GBP	480,394	10/11/23	Deutsche Bank AG	(537,061)	(595,625)	(58,564)

Total Unrealized Depreciation								$(295,380)

Total Net Unrealized Appreciation/(Depreciation)								$(236,544)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$141,373,621	$79,956		$141,453,577
Bank Loans	—	36,676,040	4,796,698		41,472,738
Asset Backed Securities	—	11,100,019	—		11,100,019
Common Stocks	40,834	916,351	2,145		959,330
Warrant	—	—	0	[1]	0
Short-term Investments	17,172,386	—	—		17,172,386

	$17,213,220	$190,066,031	$4,878,799		$212,158,050

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$58,836	$—		$58,836

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$295,380	$—		$295,380

[1]	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2022	$94,488	$4,620,480	$302,487	$73		$5,017,528
Accrued discounts (premiums)	—	(5,646)	—	—		(5,646)
Purchases	—	192,814	—	—		192,814
Sales	(16,039)	(522,341)	(92,782)	—		(631,162)
Realized gain (loss)	16,039	13	(2,594,920)	(3,965)		(2,582,833)
Change in unrealized appreciation (depreciation)	(14,532)	(35,967)	2,410,152	3,892		2,363,545
Transfers into Level 3	—	870,000	—	—		870,000
Transfers out of Level 3	—	(322,655)	(22,792)	—		(345,447)

Balance as of March 31, 2023	$79,956	$4,796,698	$2,145	$0	(1)	$4,878,799

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$(14,532)	$55,709	$—	$—		$41,177

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 03/31/2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$4,796,698	Vendor pricing	Single Broker Quote	$0.06 – $1.00 ($0.87)
Corporate Bonds	67,300	Income Approach	Expected Remaining Distribution	0.01 – 0.61 (0.51)
	12,656	Vendor pricing	Single Broker Quote	0.01 (N/A)
Common Stocks	2,145	Income Approach	Expected Remaining Distribution	0.01 – 1.48 (0.83)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2023, $870,000 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $345,447 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.